Share-Based Payments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2016
Disclosure of other equity instruments [line items]
Options granted	0	0
Performance Rights Issued to Non Executive Directors [member] | Share consolidation adjustment [member]
Disclosure of other equity instruments [line items]
Weighted average share price on the exercising date	$ 0.285	$ 0.28	$ 0.523
Equity incentive plan [member]
Disclosure of other equity instruments [line items]
Options granted | shares	0	0	0
Weighted average remaining contractual life of performance rights outstanding	2 years 11 months 1 day
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement	$ 0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Weighted average share price on the exercising date	$ 0.285	$ 0.24	$ 0.535
Russell Howard [Member]
Disclosure of other equity instruments [line items]
Share approved for issuance | shares		178,356
Weighted average remaining contractual life of performance rights outstanding		4 years 7 days		1 year 1 month 6 days
Exercise price
Lis Boyce [Member]
Disclosure of other equity instruments [line items]
Share approved for issuance | shares		589,955